FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and other	$ 1,136	$ 1,266
Loans and borrowings	9,903	10,005
Income tax payable	18	$ 0
Derivative financial liabilities	40
Lease liabilities	644
Trade payables and accrued liabilities, Expected Cash Flows	1,136
Loans and borrowings, Expected Cash Flows	15,027
Income tax payable, Expected Cash Flows	18
Derivative financial liabilities, Expected Cash Flows	40
Total contractual obligations	1,726
Leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual obligations	857
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	1,136
Loans and borrowings, Expected Cash Flows	1,010
Income tax payable, Expected Cash Flows	18
Derivative financial liabilities, Expected Cash Flows	26
Total contractual obligations	942
Less than 1 year | Leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual obligations	102
1 - 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Loans and borrowings, Expected Cash Flows	2,443
Income tax payable, Expected Cash Flows	0
Derivative financial liabilities, Expected Cash Flows	1
Total contractual obligations	404
1 - 3 Years | Leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual obligations	181
3 – 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Loans and borrowings, Expected Cash Flows	2,238
Income tax payable, Expected Cash Flows	0
Derivative financial liabilities, Expected Cash Flows	0
Total contractual obligations	122
3 – 5 years | Leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual obligations	152
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Loans and borrowings, Expected Cash Flows	9,336
Income tax payable, Expected Cash Flows	0
Derivative financial liabilities, Expected Cash Flows	13
Total contractual obligations	258
More than 5 years | Leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual obligations	422
Subordinated Hybrid Notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings	596
Loans and borrowings, Expected Cash Flows	804
Subordinated Hybrid Notes | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, Expected Cash Flows	29
Subordinated Hybrid Notes | 1 - 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, Expected Cash Flows	57
Subordinated Hybrid Notes | 3 – 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, Expected Cash Flows	58
Subordinated Hybrid Notes | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, Expected Cash Flows	$ 660